LONG-TERM DEBT - MORTGAGE	12 Months Ended
Jul. 31, 2019
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
LONG-TERM DEBT - MORTGAGE

3. LONG-TERM DEBT—MORTGAGE:

			July 31, 2019		July 31, 2018
	Current Annual Interest Rate	Final Payment Date	Due Within One Year	Due After One Year	Due Within One Year	Due After One Year
Mortgage:
Bond St. building, Brooklyn, NY	3.54%	2/1/2020	$5,298,610	$—	$168,501	$5,298,610
Less: Deferred financing costs			11,448	—	—	34,325
Total			$5,287,162	$—	$168,501	$5,264,285

On January 9, 2015, the Company refinanced its loan with a bank for $6,000,000, which included the outstanding balance as of January 2015 in the amount of $5,347,726 and an additional borrowing of $652,274. The loan is for a period of five years with a payment based on a twenty-five year amortization period. The interest rate for this period is fixed at 3.54% per annum. The mortgage loan is secured by the Bond Street building in Brooklyn, New York. The Company is in the process of evaluating its options related to the repayment of the mortgage.

Maturities of long-term mortgage and term loan payable outstanding at July 31, 2019 are as follows: Year ending July 31, 2020 (included in current liabilities): $5,298,610.

The carrying value of the property collateralizing the above debt is $22,294,746 at July 31, 2019.